ACQUISITION OF BUSINESSES (Details) - Triton International Limited - USD ($) $ in Millions		12 Months Ended
	Sep. 28, 2023	Dec. 31, 2023
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value	$ 1,156
Effective Ownership Interest (%)	28.00%
Acquisition-related costs		$ 49
Intangible assets	$ 710
Customer order backlog
Disclosure of detailed information about business combination [line items]
Useful lives	50 years
Brand names | Bottom of range
Disclosure of detailed information about business combination [line items]
Useful lives	10 years
Brand names | Top of range
Disclosure of detailed information about business combination [line items]
Useful lives	50 years
Consortium
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value	$ 4,500